UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	12/31/2005

Item 1. Schedule of Investments [INSERT REPORT]

Cash Accumulation Trust/Liquid Assets Fund

Portfolio of Investments

as of December 31, 2005 (Unaudited)

Principal Amount (000)	Description	Value
CERTIFICATES OF DEPOSIT 5.9%
	Barclays Bank PLC
$5,000	4.23%, 2/2/06	$5,000,000
15,000	4.31%, 5/16/06	14,998,893
	Fortis Bank, NV-SA
20,000	4.30%, 9/28/06	20,000,000
	Rabobank Nederland NV
10,000	4.758%, 11/28/06	10,000,493
	Toronto Dominion Bank
10,000	4.19%, 9/22/06	10,000,000

		59,999,386

COMMERCIAL PAPER 53.6%
	Bank of America Corp.
25,000	4.19%, 1/31/06(d)	24,912,708
	Banque et Caisse Epargne
7,100	4.26%, 2/7/06(d)	7,068,914
	Barton Capital Corp. (Barcap), 144A
22,000	4.31%, 1/18/06(d)	21,955,224
	Cafco LLC, 144A
15,095	4.29%, 1/31/06(d)	15,041,035
26,388	4.30%, 2/9/06(d)	26,265,076
	Ciesco LLC, 144A
33,300	4.33%, 2/2/06(d)	33,172,865
	Citigroup Funding, Inc.
10,000	4.30%, 1/25/06(d)	9,971,333
	Danske Corp., Series A
1,200	4.40%, 2/6/06(d)	1,194,720
	DNB Nor Bank ASA
1,900	4.35%, 2/8/06(d)	1,891,276
6,000	4.38%, 2/16/06(d)	5,966,420
	Greenwich Capital Holdings, Inc.
4,000	3.96%, 1/27/06(d)	3,989,022
	HSBC Finance Corp.
45,000	4.19%, 2/2/06(d)	44,832,400
	ING (US) Funding LLC
5,000	4.21%, 2/3/06(d)	4,980,704
	Irish Life & Permanent Trust PLC, 144A
32,974	4.41%, 3/15/06(d)	32,679,130
10,000	4.425%, 3/17/06(d)	9,907,813
	Long Lane Master Trust, 144A
16,470	4.24%, 1/23/06(d)	16,427,324
	Nordea North America, Inc.
2,382	4.40%, 2/22/06(d)	2,366,861
1,950	4.40%, 2/24/06(d)	1,937,130
	Northern Rock PLC, 144A
10,737	4.41%, 2/28/06(d)	10,660,714
	Nyala Funding LLC, 144A
15,993	4.22%, 1/17/06(d)	15,963,004

	Preferred Receivables Funding, 144A
8,438	4.35%, 1/23/06(d)	8,415,569
10,000	4.32%, 1/27/06(d)	9,968,800
20,000	4.33%, 2/8/06(d)	19,908,589
	Prudential PLC, 144A
4,600	4.41%, 2/28/06(d)	4,567,317
47,000	4.39%, 3/9/06(d)	46,615,997
	San Paolo IMI Financial Co.
3,870	4.17%, 1/17/06(d)	3,862,827
1,083	4.42%, 3/2/06(d)	1,075,022
	Skandinaviska Enskilda Banken
9,000	4.35%, 11/27/06(d)	8,999,596
	Societe Generale N.A.
1,000	4.40%, 2/6/06(d)	995,600
	Toyota Motor Credit Corp.
20,000	4.18%, 1/31/06(d)	19,930,333
	Triple A-1 Funding, 144A
35,832	4.35%, 1/26/06(d)	35,723,758
	Tulip Funding Corp., 144A
15,000	4.35%, 1/19/06(d)	14,967,375
19,000	4.42%, 3/1/06(d)	18,862,366
	UBS Finance (DE) LLC
7,598	4.03%, 1/26/06(d)	7,576,736
	United Health Group, Inc., 144A
18,000	4.30%, 1/30/06(d)	17,937,650
27,500	4.32%, 1/31/06(d)	27,401,000
5,900	4.35%, 2/2/06(d)	5,877,187

		543,869,395

OTHER CORPORATE OBLIGATIONS 30.9%
	American Express Centurion, MTN
10,000	4.391%, 1/5/07(a)	10,003,005
9,000	4.42%, 1/19/07(a), 144A	9,005,596
14,000	4.341%, 3/3/06(a)	14,001,440
4,000	4.33%, 3/16/06(a)	3,999,879
	American Express Credit Corp.
4,100	4.540%, 5/16/06(a)	4,103,063
	Bank One N.A., MTN
12,000	4.25%, 4/18/06(a)	12,004,861
10,573	6.50%, 2/1/06	10,594,915
	Citigroup Global Markets Holdings, Inc., MTN
13,500	4.416%, 1/27/06(a)	13,502,170
	General Electric Capital Corp.
6,000	4.44%, 1/9/07(a)	6,000,000
6,000	4.47%, 1/17/07(a), MTN	6,000,000
	Goldman Sachs Group, Inc., MTN
2,500	6.34%, 3/1/06	2,510,390
4,080	4.354%, 4/20/06(a)	4,081,842
3,000	4.37%, 7/28/06(a)	3,002,222
24,000	4.331%, 8/1/06(a)	24,009,693
5,050	4.255%, 1/9/07(a)	5,057,163
	Irish Life & Permanent Trust PLC, MTN
5,000	4.39%, 1/21/07(a), 144A	4,999,792
	Merrill Lynch & Co., Inc., MTN
10,000	4.56%, 1/11/07(a)	10,000,000
9,425	4.58%, 1/13/06(a)	9,426,455
1,850	4.76%, 3/7/06(a)	1,851,014
14,150	4.772%, 5/22/06(a)	14,172,593
	Metropolitan Life Insurance Co. (cost $4,000,000; purchased 10/3/05)
4,000	4.361%, 10/2/06(a)(c)	4,000,000

	Morgan Stanley Dean Witter & Co., MTN
20,000	4.30%, 1/3/07(a)	20,000,000
18,000	4.45%, 1/26/07 (a)	18,011,984
	National City Bank
10,000	4.231%, 2/6/06(a)	9,999,722
5,000	4.379%, 7/26/06(a)	5,000,953
	Nordea Bank AB, 144A
10,000	4.34%, 1/11/07(a)	10,000,000
	Paccar Financial Corp., MTN
17,000	4.342%, 1/13/07(a)	17,000,000
	Royal Bank of Canada, MTN
4,000	4.39%, 1/18/07(a)	4,000,000
	Skandinaviska Enskilda Banken AB, 144A
18,000	4.359%, 1/16/07	18,000,000
	SunTrust Banks, Inc.
14,000	4.282%, 5/12/06(a)	13,999,586
25,000	4.334%, 10/2/06(a)	25,000,000

		313,338,338

LOAN PARTICIPATIONS 3.3%
	Cargill, Inc.
25,000	4.45%, 1/6/06(f)	25,000,000
	Countrywide Home Loans, Inc.
8,000	4.39%, 1/31/06(f)	8,000,000

		33,000,000

REPURCHASE AGREEMENTS 4.7%
	Goldman Sachs Group, Inc.
22,860	4.33%, dated 12/31/05, due 1/3/06, repurchase price $22,870,998 (cost $22,860,000; the value of the collateral including accrued interest was $23,317,201)(e)	22,860,000
	Greenwich Capital Markets,
25,000	4.33%, dated 12/31/05, due 1/3/06, repurchase price $25,012,028 (cost $25,000,000; the value of the collateral including accrued interest was $25,500,028)(e)	25,000,000

		47,860,000

U.S GOVERNMENT AGENCY 1.5%
	Federal National Mortgage Association
15,000	4.10%, 8/22/06 (cost $14,999,106)	14,999,106

	Total Investments99.9% (amortized cost $1,013,066,225)(b)	1,013,066,225
	Other assets in excess of liabilities 0.1%	1,240,860

	Net Assets 100.0%	$1,014,307,085

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(b)	The cost of securities for the federal income tax basis is substantially the same as for financial reporting purposes.
(c)	Private placement, restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $4,000,000. The aggregate value of $4,000,000 is approximately 0.4% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by United States or federal agency obligations.
(f)	Indicates a security that has been deemed illiquid.

The following annotations have been used in the Portfolio:

144A - Security was purchased pursuant to Rule 144A under securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN-Medium Term Note.

Cash Accumulation Trust / National Money Market Fund

Schedule of Investments

as of December 31, 2005 (unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 5.2%
	Rabobank Nederland NV
$3,000	4.758%, 11/28/06	$3,000,148
	State Street Bank & Trust
1,300	3.840%, 12/15/06(a)	1,299,779
	Suntrust Bank Inc.
6,000	4.282%, 5/12/06(a)	5,999,822
	Toronto Dominion Bank (The)
1,100	3.79%, 6/27/06	1,095,176

		11,394,925

Commercial Paper 52.4%
	AB Spin Tab Swedmortgage
1,500	4.20%, 1/31/06(d)	1,494,750
	Alliance Leicester PLC, 144A
2,000	4.38%, 3/3/06(d)	1,985,156
	BankAmerica Corp.
8,000	4.19%, 1/31/06(d)	7,972,066
	Banque et Caisse Epargne
6,000	4.26%, 2/7/06(d)	5,973,730
	Barton Capital Corp., 144A
5,581	4.30%, 1/18/06(d)	5,569,641
	CAFCO LLC, 144A
3,000	4.29%, 1/31/06(d)	2,989,275
4,800	4.30%, 2/9/06(d)	4,777,640
	CBA (Delaware), Finance
1,000	4.04%, 1/27/06(d)	997,082
2,000	4.35%, 1/30/06(d)	1,992,991
	Ciesco LP, 144A
8,800	4.33%, 2/2/06(d)	8,766,752
	Citigroup Funding, Inc.
5,000	4.29%, 1/30/06(d)	4,982,801
	Edison Asset Securitization LLC, 144A
3,000	4.41%, 3/2/06(d)	2,977,950
1,264	4.40%, 3/13/06(d)	1,253,031
	HBOS Treasury Services
3,000	4.35%, 2/22/06(d)	2,981,150
	ING America Insurance Holdings, 144A
5,000	4.32%, 2/3/06(d)	4,980,200
	Irish Life and Permanent PLC, 144A
3,026	4.41%, 3/15/06(d)	2,998,940
5,000	4.43%, 3/17/06(d)	4,953,906
3,100	4.45%, 3/28/06(d)	3,067,045
	Northern Rock PLC, 144A
2,000	4.41%, 2/28/06(d)	1,985,790
	Prudential PLC, 144A
10,500	4.39%, 3/9/06(d)	10,414,212
	Societe Generale N.A.,
6,200	4.25%, 1/27/06(d)	6,181,999
	Toyota Motor Credit Corp.
5,000	4.18%, 1/31/06(d)	4,982,583

Cash Accumulation Trust/National Money Market Fund

Schedule of Investments

as of December 31, 2005 (unaudited) Cont’d

Principal Amount (000)	Description	Value
	Tulip Funding Corp., 144A
2,000	4.33%, 1/31/06(d)	1,992,783
3,843	4.42%, 3/1/06(d)	3,815,161
	UnitedHealth Group Inc., 144A
6,000	4.30%, 1/30/06(d)	5,979,216
4,500	4.32%, 1/31/06(d)	4,483,800
	Windmill Funding Corp., 144A
5,000	4.30%, 1/30/06(d)	4,982,681

		115,532,331

Other Corporate Obligations 36.7%
	American Express Credit Corp.
4,000	4.391%, 1/5/07 MTN (a)	4,001,642
4,250	4.54%, 5/16/06(a)	4,253,161
	Bank One N.A., MTN
7,000	4.25%, 4/18/06(a)	7,002,835
	Citigroup Funding, Inc.
5,000	5.50%, 8/9/06	5,027,115
	General Electric Capital Corp.
9,900	4.44%, 1/9/07(a)	9,905,673
	Household Finance Corp.
7,554	6.50%, 1/24/06	7,566,922
	Merrill Lynch & Co., Inc.
8,000	4.56%, 1/11/07(a)	8,000,000
	Morgan Stanley
7,925	4.301%, 1/3/07(a)	7,925,000
2,200	6.10%, 4/15/06	2,214,199
	Nordea Bank AB, 144A
10,000	4.34%, 1/11/07(a)	10,000,000
	Paccar Financial Corp.
5,000	4.342%, 1/13/07(a)	5,000,000
	Skandinaviska Enskilda Banken AB, 144A
10,000	4.36%, 1/16/07(a)	10,000,000

		80,896,547

Loan Participation 1.4%
	Countrywide Home Loans, Inc.
3,000	4.39%, 1/31/06(e)	3,000,000

Cash Accumulation Trust/National Money Market Fund

Schedule of Investments

as of December 31, 2005 (unaudited) Cont’d

Principal Amount (000)	Description	Value
U.S. Government Agency 1.3%
	Federal National Mortgage Association
3,000	4.10%, 8/22/06	2,999,821

Repurchase Agreements 2.9%
6,524	Goldman Sachs & Co., 4.33%, dated 12/30/05, due 1/3/06, repurchase price $6,527,139 (cost $6,524,000; the value of the collateral including accrued interest was $6,654,480)(c)	6,524,000

	Total Investments 99.9% (amortized cost $220,347,624)(b)	220,347,624
	Other assets in excess of liabilities 0.1%	123,255

	Net Assets 100%	$220,470,879

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(c)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(d)	Rate quoted represents yield-to-maturity as of date.
(e)	Indicates a security that has been deemed illiquid.

The following annotations have been used in the Portfolio:

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN – Medium Term Note.

Notes to Portfolio of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of the purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 24, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 24, 2006

*	Print the name and title of each signing officer under his or her signature.